UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Diversified Target Return Fund

1/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 80.3%
Aerospace – 1.7%
Boeing Co.	1,377	$58,261
Goodrich Corp.	2,100	81,186
L-3 Communications Holdings, Inc.	450	35,559
Lockheed Martin Corp.	14,183	1,163,573
Northrop Grumman Corp.	16,289	783,827
Precision Castparts Corp.	3,170	205,892
United Technologies Corp.	5,710	274,023

		$2,602,321

Airlines – 0.2%
Allegiant Travel Co. (a)	1,350	$48,276
AMR Corp. (a)	5,310	31,541
Arriva PLC	12,784	84,852
Copa Holdings S.A., “A”	5,170	135,661
UAL Corp. (a)	9,300	87,792

		$388,122

Alcoholic Beverages – 0.6%
Companhia de Bebidas das Americas, ADR	2,340	$95,449
Diageo PLC	9,630	131,743
Foster’s Group Ltd.	28,103	96,938
Heineken N.V.	10,060	296,903
Molson Coors Brewing Co.	6,980	281,085
Pernod Ricard S.A.	1,660	104,658

		$1,006,776

Apparel Manufacturers – 0.9%
Coach, Inc. (a)	2,972	$43,391
Compagnie Financiere Richemont S.A.	7,210	105,673
Li & Fung Ltd.	128,000	256,571
LVMH Moet Hennessy Louis Vuitton S.A.	7,620	417,633
NIKE, Inc., “B”	9,660	437,115
Sanyo Shokai Ltd.	12,000	46,037
Swatch Group Ltd.	564	63,164

		$1,369,584

Automotive – 0.2%
BorgWarner Transmission Systems, Inc.	2,010	$33,929
Bridgestone Corp.	5,800	73,045
Compagnie Generale des Etablissements Michelin	1,330	52,314
Johnson Controls, Inc.	11,890	148,744

		$308,032

Biotechnology – 1.7%
Actelion Ltd. (a)	5,283	$287,857
Affymetrix, Inc. (a)	8,840	28,111
Amgen, Inc. (a)	8,154	447,247
Biogen Idec, Inc. (a)	2,224	108,198
Celgene Corp. (a)	3,160	167,322
Cephalon, Inc. (a)	560	43,221
Genentech, Inc. (a)	820	66,617
Genzyme Corp. (a)	13,550	933,866
Gilead Sciences, Inc. (a)	5,190	263,496
Life Technologies Corp. (a)	3,683	93,769
Lonza Group AG	1,513	138,399
Nanosphere, Inc. (a)	2,890	13,149
Repligen Corp. (a)	4,750	19,428

		$2,610,680

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Broadcasting – 1.3%
Fuji Television Network, Inc.	96	$122,070
Grupo Televisa S.A., ADR	24,811	347,106
Nippon Television Network Corp.	620	63,455
Omnicom Group, Inc.	7,365	190,680
Societe Television Francaise 1	3,073	33,209
Time Warner, Inc.	23,050	215,057
Vivendi S.A.	4,920	127,314
Walt Disney Co.	12,740	263,463
WPP Group PLC	108,267	612,697

		$1,975,051

Brokerage & Asset Managers – 1.3%
Affiliated Managers Group, Inc. (a)	3,210	$129,010
AGF Management Ltd., “B”	7,488	49,096
BM&F BOVESPA S.A.	11,800	34,027
Charles Schwab Corp.	10,830	147,180
CME Group, Inc.	320	55,651
Daiwa Securities Group, Inc.	80,000	437,480
Daiwa Securities Group, Inc., ADR	1,141	62,070
Deutsche Boerse AG	3,850	194,717
Franklin Resources, Inc.	1,080	52,294
GFI Group, Inc.	5,870	18,432
Greenhill & Co., Inc.	510	33,160
IG Group Holdings PLC	48,113	202,552
Intercontinental Exchange, Inc. (a)	960	54,653
Invesco Ltd.	10,530	124,149
Julius Baer Holding Ltd.	6,598	196,706
KBW, Inc. (a)	940	17,653
KKR Private Equity Investors LP, IEU (a)	4,020	9,407
Lazard Ltd.	740	19,610
MarketAxess Holdings, Inc. (a)	4,190	32,347
TD AMERITRADE Holding Corp. (a)	6,460	72,610
Thomas Weisel Partners Group (a)	3,710	11,464
Van Lanschot N.V.	670	34,315

		$1,988,583

Business Services – 1.8%
Accenture Ltd.	12,010	$379,036
Amdocs Ltd. (a)	10,490	177,491
ATA, Inc., ADR (a)	3,030	9,938
Automatic Data Processing, Inc.	950	34,513
Bunzl PLC	6,970	57,272
Capita Group PLC	4,377	44,275
Cognizant Technology Solutions Corp., “A” (a)	930	17,419
Concur Technologies, Inc. (a)	3,650	90,119
Constant Contact, Inc. (a)	2,780	42,451
CoStar Group, Inc. (a)	2,290	67,830
Electrocomponents PLC	33,298	63,577
FTI Consulting, Inc. (a)	920	37,729
Infosys Technologies Ltd., ADR	5,820	154,579
Intertek Group PLC	20,621	255,060
Kloeckner & Co. AG	6,390	92,454
MasterCard, Inc., “A”	2,920	396,478
Mitsubishi Corp.	9,200	121,738
Ultimate Software Group, Inc. (a)	4,220	58,109
USS Co. Ltd.	2,600	109,960
Visa, Inc.	4,510	222,569

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Watson Wyatt Worldwide, Inc.	360	16,740
Western Union Co.	30,844	421,329

		$2,870,666

Cable TV – 0.4%
Comcast Corp., “A”	9,000	$131,850
Comcast Corp., “Special A”	8,960	124,365
DIRECTV Group, Inc. (a)	5,293	115,917
NDS Group PLC, ADR (a)	1,848	114,447
Premiere AG (a)	3,370	12,686
Time Warner Cable, Inc., “A” (a)	9,640	179,593

		$678,858

Chemicals – 0.9%
3M Co.	7,150	$384,599
Celanese Corp.	10,300	109,695
Ecolab, Inc.	8,250	280,170
Monsanto Co.	1,706	129,758
Nalco Holding Co.	6,280	61,607
Orica Ltd.	9,814	82,940
PPG Industries, Inc.	6,764	254,191
Terra Nitrogen Co. LP	560	68,589

		$1,371,549

Computer Software – 2.5%
Akamai Technologies, Inc. (a)	6,370	$85,868
ANSYS, Inc. (a)	1,320	32,815
Blackboard, Inc. (a)	2,310	58,697
Citrix Systems, Inc. (a)	6,470	136,129
CommVault Systems, Inc. (a)	3,990	52,947
Guidance Software, Inc. (a)	4,790	16,382
McAfee, Inc. (a)	9,230	281,423
Microsoft Corp.	27,202	465,154
MicroStrategy, Inc., “A” (a)	7,672	296,906
MSC.Software Corp. (a)	5,863	34,123
Oracle Corp. (a)	52,730	887,446
Parametric Technology Corp. (a)	7,100	63,900
Salesforce.com, Inc. (a)	1,750	46,568
SAP AG	7,430	264,947
SPSS, Inc. (a)	2,270	58,294
Symantec Corp. (a)	13,031	199,765
VeriSign, Inc. (a)	47,020	907,956

		$3,889,320

Computer Software - Systems – 2.6%
Acer, Inc.	89,000	$111,568
Apple, Inc. (a)	11,065	997,288
Avnet, Inc. (a)	1,250	24,775
Capgemini	2,180	75,504
Computer Sciences Corp. (a)	1,500	55,260
Deltek, Inc. (a)	4,090	13,456
EMC Corp. (a)	6,240	68,890
Fujitsu Ltd.	42,000	188,655
Hewlett-Packard Co.	28,100	976,475
International Business Machines Corp.	10,619	973,231
Nomura Research Institute Ltd.	1,900	34,045
NTT Data Corp.	21	67,081
OBIC Co. Ltd.	920	143,237

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
PROS Holdings, Inc. (a)	7,040	42,310
Solera Holdings, Inc. (a)	4,690	112,982
Wincor Nixdorf AG	3,285	156,594

		$4,041,351

Conglomerates – 0.4%
Keppel Corp. NPV	79,000	$207,585
Siemens AG	8,620	485,409

		$692,994

Construction – 1.4%
Corporacion Moctezuma S.A. de C.V.	6,100	$7,532
CRH PLC	10,350	241,189
Duratex S.A., IPS	4,000	26,948
Fletcher Building Ltd.	11,320	32,107
Geberit AG	3,199	310,550
Lennox International, Inc.	2,145	60,296
Nexity International	1,820	28,547
NVR, Inc. (a)	844	359,620
Pulte Homes, Inc.	27,260	276,689
Sekisui Chemical Co. Ltd.	1,000	5,552
Sherwin-Williams Co.	9,110	435,003
Stanley Works	6,800	212,568
Toll Brothers, Inc. (a)	810	13,786
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	32,720	33,592
Wienerberger AG	5,291	68,152

		$2,112,131

Consumer Goods & Services – 2.8%
Alberto-Culver Co.	1,650	$40,359
AmorePacific Corp.	92	40,949
Apollo Group, Inc., “A” (a)	4,173	339,933
Avon Products, Inc.	8,010	163,804
Beiersdorf AG	1,440	70,801
Capella Education Co. (a)	3,780	209,147
Christian Dior S.A.	3,194	159,740
Clorox Co.	950	47,642
Colgate-Palmolive Co.	4,750	308,940
DeVry, Inc.	3,710	198,782
Fortune Brands, Inc.	5,080	162,560
Hengan International Group Co. Ltd.	56,000	186,315
Henkel KGaA, IPS	4,050	104,698
ITT Educational Services, Inc. (a)	930	113,934
Kimberly-Clark Corp.	2,595	133,565
Kimberly-Clark de Mexico S.A. de C.V., “A”	24,790	80,061
Kose Corp.	4,200	91,353
New Oriental Education & Technology Group, Inc., ADR (a)	6,350	303,784
Priceline.com, Inc. (a)	1,350	90,572
Procter & Gamble Co.	12,979	707,356
Reckitt Benckiser Group PLC	7,760	300,825
Shiseido Co. Ltd.	3,000	50,185
Sotheby’s	5,950	51,706
Strayer Education, Inc.	650	140,680
Uni-Charm Corp.	3,300	226,418

		$4,324,109

Containers – 0.5%
Ball Corp.	470	$18,020

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – continued
Brambles Ltd.	112,490	480,774
Crown Holdings, Inc. (a)	5,280	99,000
Owens-Illinois, Inc. (a)	5,950	113,050

		$710,844

Electrical Equipment – 2.1%
AMETEK, Inc.	5,680	$181,533
Danaher Corp.	18,040	1,008,977
General Electric Co.	34,490	418,364
Keyence Corp.	500	90,742
Legrand S.A.	12,406	209,598
LS Industrial Systems Co. Ltd.	2,620	89,215
Mettler-Toledo International, Inc. (a)	1,870	124,505
OMRON Corp.	6,900	81,568
Rockwell Automation, Inc.	13,340	347,374
Schneider Electric S.A.	3,650	232,551
Spectris PLC	13,590	94,879
Tyco Electronics Ltd.	3,600	50,976
W.W. Grainger, Inc.	3,540	258,243
WESCO International, Inc. (a)	5,472	100,794

		$3,289,319

Electronics – 3.5%
Agilent Technologies, Inc. (a)	7,330	$132,526
Applied Materials, Inc.	7,600	71,212
ARM Holdings PLC	82,440	109,616
ARM Holdings PLC, ADR	13,620	54,616
ASM Pacific Technology Ltd.	35,356	107,987
ASML Holding N.V.	6,950	114,953
ASML Holding N.V.	6,030	100,448
Atheros Communications, Inc. (a)	6,860	82,389
Broadcom Corp., “A” (a)	3,250	51,512
Canon, Inc.	3,600	96,756
Flextronics International Ltd. (a)	133,485	348,396
Hirose Electric Co. Ltd.	600	56,412
Hittite Microwave Corp. (a)	9,480	242,878
Hoya Corp.	4,200	74,620
Intel Corp.	71,441	921,589
Intersil Corp., “A”	2,940	27,371
Konica Minolta Holdings, Inc.	55,500	427,021
Linear Technology Corp.	6,740	157,851
Marvell Technology Group Ltd. (a)	17,460	127,283
Mellanox Technologies Ltd. (a)	7,100	61,415
MEMC Electronic Materials, Inc. (a)	13,010	176,936
Monolithic Power Systems, Inc. (a)	4,590	55,769
National Semiconductor Corp.	38,780	393,229
Nintendo Co. Ltd.	80	24,611
Ricoh Co. Ltd.	16,000	194,122
Royal Philips Electronics N.V.	4,330	78,727
Samsung Electronics Co. Ltd.	1,036	360,311
SanDisk Corp. (a)	10,810	123,558
Silicon Laboratories, Inc. (a)	8,050	185,392
Stratasys, Inc. (a)	3,200	34,272
Taiwan Semiconductor Manufacturing Co. Ltd.	125,000	151,063
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	33,795	254,814
Venture Corp. Ltd.	16,000	42,870

		$5,442,525

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.2%
Anadarko Petroleum Corp.	1,280	$47,027
Apache Corp.	6,610	495,750
Arch Coal, Inc.	2,254	34,238
Arena Resources, Inc. (a)	1,980	48,233
CNOOC Ltd.	64,000	55,117
CONSOL Energy, Inc.	700	19,082
Continental Resources, Inc. (a)	3,690	76,272
Denbury Resources, Inc. (a)	8,990	110,038
Devon Energy Corp.	2,210	136,136
EOG Resources, Inc.	3,930	266,336
EXCO Resources, Inc. (a)	7,510	76,151
Foundation Coal Holdings, Inc.	390	6,326
INPEX Holdings, Inc.	66	473,527
Kao Corp.	8,000	194,486
Nexen, Inc.	2,270	33,062
Noble Energy, Inc.	2,300	112,539
Occidental Petroleum Corp.	4,060	221,473
OMV AG	1,985	56,906
Plains Exploration & Production Co. (a)	6,830	144,250
Southwestern Energy Co. (a)	1,420	44,943
St. Mary Land & Exploration Co.	1,800	34,830
Talisman Energy, Inc.	14,382	135,766
Tullow Oil PLC	6,546	65,646
Ultra Petroleum Corp. (a)	4,040	144,753
XTO Energy, Inc.	10,690	396,492

		$3,429,379

Energy - Integrated – 5.0%
BG Group PLC	5,210	$71,766
Chevron Corp.	18,650	1,315,198
ConocoPhillips	2,480	117,874
Eni S.p.A.	12,360	263,340
Exxon Mobil Corp. (s)	29,594	2,263,349
Hess Corp.	9,282	516,172
Marathon Oil Corp.	10,560	287,549
OAO Gazprom, ADR	8,990	116,600
Petroleo Brasileiro S.A., ADR	8,560	224,272
Royal Dutch Shell PLC, “A”	26,060	653,354
StatoilHydro ASA	14,800	255,806
TOTAL S.A.	26,780	1,343,276
TOTAL S.A., ADR	6,080	302,662

		$7,731,218

Engineering - Construction – 0.4%
Fluor Corp.	6,950	$270,355
Foster Wheeler Ltd. (a)	782	15,617
JGC Corp.	5,000	70,697
North American Energy Partners, Inc. (a)	26,020	53,861
Quanta Services, Inc. (a)	7,290	155,860
Team, Inc. (a)	4,100	80,975

		$647,365

Entertainment – 0.1%
DreamWorks Animation, Inc., “A” (a)	6,540	$143,553
TiVo, Inc. (a)	7,200	51,768

		$195,321

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 3.2%
Archer Daniels Midland Co.	3,580	$98,020
Binggrae Co. Ltd. (a)	600	17,096
Coca-Cola Co.	13,020	556,214
Coca-Cola Hellenic Bottling Co.	2,894	39,797
General Mills, Inc.	1,930	114,160
Groupe Danone	8,746	450,735
H.J. Heinz Co.	1,400	51,100
Hain Celestial Group, Inc. (a)	6,270	95,429
J.M. Smucker Co.	9,434	425,945
Kellogg Co.	1,660	72,525
Kerry Group PLC	8,243	154,621
Kraft Foods, Inc.,”A”	770	21,598
Nestle S.A.	41,490	1,437,252
Nong Shim Co. Ltd.	408	59,071
Pepsi Bottling Group, Inc.	24,515	472,894
PepsiCo, Inc. (s)	17,360	871,993
Unilever	2,270	50,195

		$4,988,645

Food & Drug Stores – 1.0%
Aeon Co. Ltd.	7,500	$59,851
CVS Caremark Corp.	20,403	548,433
Dairy Farm International Holdings Ltd.	20,700	90,045
Kroger Co.	17,242	387,945
Lawson, Inc.	4,600	226,899
Tesco PLC	21,890	113,632
Walgreen Co.	4,050	111,011

		$1,537,816

Forest & Paper Products – 0.1%
M-real Oyj, “B”	15,350	$11,006
Universal Forest Products, Inc.	3,300	69,300
UPM-Kymmene Corp.	5,860	55,523

		$135,829

Gaming & Lodging – 0.3%
International Game Technology	19,320	$204,792
Morgans Hotel Group Co. (a)	6,770	24,710
Pinnacle Entertainment, Inc. (a)	12,530	84,953
Royal Caribbean Cruises Ltd.	17,550	113,899
WMS Industries, Inc. (a)	1,770	39,329

		$467,683

General Merchandise – 1.1%
Daiei, Inc. (a)	6,950	$30,864
Dollar Tree, Inc. (a)	1,210	51,679
Family Dollar Stores, Inc.	9,781	271,618
Kohl’s Corp. (a)	8,640	317,174
Macy’s, Inc.	9,542	85,401
Stage Stores, Inc.	3,760	26,884
Target Corp.	6,800	212,160
Wal-Mart Stores, Inc.	16,017	754,721

		$1,750,501

Health Maintenance Organizations – 0.5%
Aetna, Inc.	3,270	$101,370
eHealth, Inc. (a)	7,960	110,007
Humana, Inc. (a)	1,400	53,102
Odontoprev S.A.	1,300	13,392

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – continued
UnitedHealth Group, Inc.	3,940	111,620
WellPoint, Inc. (a)	11,020	456,779

		$846,270

Insurance – 3.5%
ACE Ltd.	4,780	$208,695
Admiral Group PLC	9,194	119,782
AEGON N.V. (a)	7,870	41,718
Aflac, Inc.	7,259	168,481
Allianz SE	480	40,625
Allied World Assurance Co. Holdings Ltd.	7,100	267,670
Allstate Corp.	11,445	248,013
Amlin PLC	25,903	144,148
Aon Corp.	6,060	224,523
Aspen Insurance Holdings Ltd.	19,294	426,397
Assurant, Inc.	3,630	95,832
Aviva PLC	14,970	67,687
AXA	14,310	223,810
Catlin Group Ltd.	13,325	67,008
Chubb Corp.	4,550	193,739
CNP Assurances S.A.	1,151	76,833
Employers Holdings, Inc.	8,620	116,715
Endurance Specialty Holdings Ltd.	4,668	127,250
Euler Hermes	627	22,479
Genworth Financial, Inc.	7,270	16,866
Hiscox Ltd.	25,600	116,863
Jardine Lloyd Thompson Group PLC	10,060	65,824
Max Capital Group Ltd.	2,820	47,968
MetLife, Inc.	25,600	735,488
Muenchener Ruckversicherungs-Gesellschaft AG	730	96,928
PartnerRe Ltd.	779	51,048
Principal Financial Group, Inc.	2,400	39,816
Protective Life Corp.	2,890	23,929
Prudential Financial, Inc.	11,070	285,053
QBE Insurance Group Ltd.	13,680	206,023
Reinsurance Group of America, Inc.	480	17,102
RenaissanceRe Holdings Ltd.	175	7,821
Tokio Marine Holdings, Inc.	6,200	163,307
Travelers Cos., Inc.	15,955	616,501
W.R. Berkley Corp.	1,370	36,278

		$5,408,220

Internet – 0.8%
comScore, Inc. (a)	2,550	$32,155
Dealertrack Holdings, Inc. (a)	4,100	46,699
Google, Inc., “A” (a)	2,516	851,741
Omniture, Inc. (a)	11,970	108,807
TechTarget, Inc. (a)	22,330	86,417
Vocus, Inc. (a)	3,080	47,001
Yahoo!, Inc. (a)	1,540	18,064

		$1,190,884

Leisure & Toys – 0.4%
Electronic Arts, Inc. (a)	16,380	$252,907
Hasbro, Inc.	11,130	268,567
Heiwa Corp.	3,000	27,864
NAMCO BANDAI Holdings, Inc.	4,300	42,813
Sankyo Co. Ltd.	1,000	47,751

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – continued
THQ, Inc. (a)	17,320	68,414

		$708,316

Machinery & Tools – 1.4%
Assa Abloy AB, “B”	42,251	$425,502
Bucyrus International, Inc.	7,114	110,267
Caterpillar, Inc.	2,574	79,408
Dover Corp.	4,010	113,403
Eaton Corp.	9,792	431,044
Fastenal Co.	720	24,610
GEA Group AG	17,920	207,191
Glory Ltd.	16,100	273,502
Kennametal, Inc.	5,020	80,521
Polypore International, Inc. (a)	11,450	79,234
Ritchie Bros. Auctioneers, Inc.	3,250	59,670
Roper Industries, Inc.	3,510	144,401
Timken Co.	5,560	82,788

		$2,111,541

Major Banks – 3.6%
Bank of America Corp.	29,572	$194,584
Bank of New York Mellon Corp.	23,870	614,414
BNP Paribas	5,740	220,558
Credit Agricole S.A.	10,640	129,968
Erste Group Bank AG	4,772	72,343
Goldman Sachs Group, Inc.	4,965	400,824
Hang Seng Bank Ltd.	5,600	67,481
HSBC Holdings PLC	11,162	87,880
Intesa Sanpaolo S.p.A	97,865	309,820
JPMorgan Chase & Co. (s)	35,830	914,023
Morgan Stanley	860	17,398
PNC Financial Services Group, Inc.	9,717	315,997
Royal Bank of Scotland Group PLC (a)	54,460	17,363
Standard Bank Group Ltd.	12,439	86,400
Standard Chartered PLC	23,625	299,919
State Street Corp.	20,185	469,705
Sumitomo Mitsui Financial Group, Inc.	8,900	352,565
SunTrust Banks, Inc.	2,945	36,106
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	7,074	398,125
UniCredito Italiano S.p.A.	41,391	73,242
Wells Fargo & Co.	30,510	576,639

		$5,655,354

Medical & Health Technology & Services – 1.4%
Athena Health, Inc. (a)	2,240	$80,819
Community Health Systems, Inc. (a)	2,910	54,242
DaVita, Inc. (a)	3,170	148,990
Diagnosticos da America S.A.	3,500	33,944
Express Scripts, Inc. (a)	1,910	102,682
Genoptix, Inc. (a)	1,610	54,579
Healthcare Services Group, Inc.	3,930	60,208
IDEXX Laboratories, Inc. (a)	10,690	350,632
IPC The Hospitalist Co., Inc. (a)	5,690	108,907
LCA-Vision, Inc.	5,420	13,658
LifePoint Hospitals, Inc. (a)	3,180	71,677
Medassets, Inc. (a)	7,240	105,414
Medco Health Solutions, Inc. (a)	5,460	245,318
MWI Veterinary Supply, Inc. (a)	6,360	133,115

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Omnicare, Inc.	10,746	300,458
Patterson Cos., Inc. (a)	12,860	236,495
VCA Antech, Inc. (a)	7,150	134,563

		$2,235,701

Medical Equipment – 3.1%
ABIOMED, Inc. (a)	8,850	$119,386
Alcon, Inc.	1,470	125,891
Align Technology, Inc. (a)	3,660	28,841
AngioDynamics, Inc. (a)	2,430	33,048
AtriCure, Inc. (a)	2,880	3,888
Baxter International, Inc.	4,170	244,571
Becton, Dickinson & Co.	2,670	194,029
Boston Scientific Corp. (a)	8,390	74,419
C.R. Bard, Inc.	1,650	141,190
Cochlear Ltd.	3,183	118,281
Conceptus, Inc. (a)	8,530	122,491
Covidien Ltd.	1,390	53,293
DENTSPLY International, Inc.	5,810	156,347
Dexcom, Inc. (a)	15,550	50,226
Edwards Lifesciences Corp. (a)	1,240	71,288
Essilor International S.A.	4,929	188,575
Fresenius Medical Care AG & Co. KGaA, IPS	2,695	149,725
Insulet Corp. (a)	5,060	40,176
Masimo Corp. (a)	910	25,271
Medtronic, Inc.	18,011	603,188
Mindray Medical International Ltd., ADR	6,120	126,439
Miraca Holdings, Inc.	7,500	160,416
NxStage Medical, Inc. (a)	29,060	99,676
ResMed, Inc. (a)	3,070	122,493
Smith & Nephew PLC	18,972	137,059
Sonova Holding AG	1,114	53,784
St. Jude Medical, Inc. (a)	7,530	273,866
Straumann Holding AG	460	70,632
Stryker Corp.	1,250	52,800
Synthes, Inc.	800	96,767
Thermo Fisher Scientific, Inc. (a)	4,410	158,451
Thoratec Corp. (a)	700	20,279
Volcano Corp. (a)	1,530	19,997
Waters Corp. (a)	10,660	385,572
Zimmer Holdings, Inc. (a)	14,683	534,461

		$4,856,816

Metals & Mining – 0.6%
BHP Billiton PLC	29,740	$509,002
Cameco Corp.	6,360	105,067
Cameco Corp.	5,558	92,191
Century Aluminum Co. (a)	5,410	19,205
Freeport-McMoRan Copper & Gold, Inc.	1,070	26,900
Inmet Mining Corp.	3,953	66,923
Nyrstar N.V.	4,919	15,053
Rio Tinto PLC	4,980	108,688

		$943,029

Natural Gas - Distribution – 0.9%
Atmos Energy Corp.	1,440	$35,352
Equitable Resources, Inc.	7,600	260,148
GDF Suez	5,180	199,438

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – continued
Piedmont Natural Gas Co., Inc.	2,180	56,484
Questar Corp.	11,785	400,454
Sempra Energy	3,880	170,099
Southern Union Co.	3,540	45,631
Tokyo Gas Co. Ltd.	51,000	240,244

		$1,407,850

Natural Gas - Pipeline – 0.5%
El Paso Corp.	12,477	$102,062
Enagas S.A.	8,130	141,571
Williams Cos., Inc.	34,533	488,642

		$732,275

Network & Telecom – 1.1%
Ciena Corp. (a)	25,110	$156,686
Cisco Systems, Inc. (a)	31,022	464,399
F5 Networks, Inc. (a)	2,008	44,517
Juniper Networks, Inc. (a)	2,476	35,060
NICE Systems Ltd., ADR (a)	4,540	87,123
Nokia Oyj	23,450	287,943
Polycom, Inc. (a)	2,600	36,530
QLogic Corp. (a)	5,700	64,524
QUALCOMM, Inc.	4,710	162,731
Research in Motion Ltd. (a)	5,860	324,644

		$1,664,157

Oil Services – 1.4%
Acergy S.A.	16,502	$91,262
Cal Dive International, Inc. (a)	2,340	14,836
Dresser-Rand Group, Inc. (a)	7,530	146,684
Dril-Quip, Inc. (a)	720	17,640
Exterran Holdings, Inc. (a)	15,170	336,167
Fugro N.V.	4,466	121,399
Halliburton Co.	4,700	81,075
Helix Energy Solutions Group, Inc. (a)	2,910	14,986
Helmerich & Payne, Inc.	3,410	76,589
Nabors Industries Ltd. (a)	3,710	40,625
National Oilwell Varco, Inc. (a)	1,980	52,351
Natural Gas Services Group, Inc. (a)	2,820	24,111
Noble Corp.	15,600	423,540
Oceaneering International, Inc. (a)	1,730	59,616
Saipem S.p.A.	14,547	223,139
Schlumberger Ltd.	3,404	138,917
Transocean, Inc. (a)	5,890	321,712
Weatherford International Ltd. (a)	1,180	13,015

		$2,197,664

Other Banks & Diversified Financials – 1.7%
Aeon Credit Service Co. Ltd.	24,300	$219,342
Anglo Irish Bank Corp. PLC	10,470	0
Bangkok Bank Public Co. Ltd.	15,900	33,338
Bank of Cyprus Public Co. Ltd.	25,628	73,504
Center Financial Corp.	9,150	43,920
Chiba Bank Ltd.	55,000	305,883
City National Corp.	3,525	122,000
Dah Sing Financial Group	10,000	24,463
Discover Financial Services	3,040	21,736
DNB Holding A.S.A.	27,400	93,372

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Encore Bancshares, Inc. (a)	681	3,071
Grupo Financiero Banorte S.A. de C.V.	37,300	49,146
Hachijuni Bank Ltd.	11,000	61,448
HDFC Bank Ltd., ADR	1,330	76,688
ING Groep N.V. (a)	16,030	130,989
Joyo Bank Ltd.	11,000	59,472
Moody’s Corp.	610	13,066
New York Community Bancorp, Inc.	7,445	98,646
Northern Trust Corp.	2,630	151,278
People’s United Financial, Inc.	9,000	147,240
PT Bank Rakyat Indonesia (Persero) Tbk	189,500	73,945
Sapporo Hokuyo Holdings, Inc.	6,000	21,294
Shizuoka Bank Ltd.	21,000	218,351
Siam City Bank Public Co. Ltd. (a)	127,300	25,303
Signature Bank (a)	2,560	65,766
SNS REAAL Groep N.V.	15,376	67,685
TCF Financial Corp.	2,080	25,771
Unione di Banche Italiane Scpa	22,286	278,216
United Overseas Bank Ltd.	9,000	69,700
Viewpoint Financial Group	8,340	119,012
Washington Federal, Inc.	1,450	17,806

		$2,711,451

Personal Computers & Peripherals – 0.5%
NetApp, Inc. (a)	28,520	$422,952
Nuance Communications, Inc. (a)	29,730	293,138

		$716,090

Pharmaceuticals – 5.0%
Abbott Laboratories	10,719	$594,261
Allergan, Inc.	14,034	534,976
Bayer AG	5,460	290,895
Bristol-Myers Squibb Co.	7,090	151,797
Cadence Pharmaceuticals, Inc. (a)	4,470	32,184
Daiichi Sankyo Co. Ltd.	14,700	330,409
Eli Lilly & Co.	1,850	68,117
Genomma Lab Internacional S.A., “B” (a)	22,900	13,708
GlaxoSmithKline PLC	11,590	204,830
Hisamitsu Pharmaceutical Co., Inc.	3,500	128,750
Inspire Pharmaceuticals, Inc. (a)	4,790	18,202
Johnson & Johnson	13,770	794,391
Merck & Co., Inc.	29,625	845,794
Merck KGaA	5,750	487,900
Novartis AG	10,700	443,535
Novo Nordisk A/S, “B”	5,600	300,589
Pfizer, Inc.	23,100	336,798
Roche Holding AG	8,720	1,228,423
Santen Pharmaceutical Co. Ltd.	2,000	64,013
Schering-Plough Corp.	12,370	217,217
Synta Pharmaceuticals Corp. (a)	2,550	22,440
Tanabe Seiyaku Co. Ltd.	11,000	160,954
Teva Pharmaceutical Industries Ltd., ADR	1,910	79,170
Wyeth	12,200	524,234

		$7,873,587

Pollution Control – 0.2%
Republic Services, Inc.	13,600	$351,696

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Precious Metals & Minerals – 0.1%
Goldcorp, Inc.	1,380	$40,807
Paladin Resources Ltd. (a)	27,804	52,218

		$93,025

Printing & Publishing – 0.1%
Morningstar, Inc. (a)	1,370	$47,498
MSCI, Inc., “A” (a)	3,690	64,058
Reed Elsevier PLC	9,171	68,978
Wolters Kluwer N.V.	3,340	60,299

		$240,833

Railroad & Shipping – 0.4%
Burlington Northern Santa Fe Corp.	370	$24,513
Diana Shipping, Inc.	1,730	22,992
East Japan Railway Co.	4,600	311,676
Union Pacific Corp.	4,980	218,074

		$577,255

Real Estate – 0.4%
American Capital Agency Corp., REIT	3,220	$64,336
Apartment Investment & Management, “A”, REIT	345	3,063
Deutsche Wohnen AG, REIT (a)	2,400	35,062
DiamondRock Hospitality Co., REIT	9,130	37,433
Equity Residential, REIT	3,570	85,430
Host Hotels & Resorts, Inc., REIT	7,228	38,887
Kilroy Realty Corp., REIT	5,010	114,529
LaSalle Hotel Properties, REIT	1,510	12,578
Mack-Cali Realty Corp., REIT	8,703	176,845
Sun Hung Kai Properties Ltd., REIT	6,000	53,345

		$621,508

Restaurants – 0.7%
Darden Restaurants, Inc.	20,210	$529,906
McCormick & Schmick’s Seafood Restaurant, Inc. (a)	7,090	25,028
McDonald’s Corp.	4,953	287,373
P.F. Chang’s China Bistro, Inc. (a)	4,150	73,580
Peet’s Coffee & Tea, Inc. (a)	1,730	35,154
Red Robin Gourmet Burgers, Inc. (a)	6,500	79,170
Texas Roadhouse, Inc., “A” (a)	3,760	28,689

		$1,058,900

Special Products & Services – 0.0%
Heckmann Corp. (a)	11,790	$61,072

Specialty Chemicals – 1.3%
Air Products & Chemicals, Inc.	3,900	$196,170
Airgas, Inc.	1,140	40,253
Akzo Nobel N.V.	15,384	552,323
Clariant Ltd.	5,329	26,555
L’Air Liquide S.A.	1,225	89,459
Linde AG	5,000	334,504
Praxair, Inc.	8,760	545,398
RPM International, Inc.	1,390	17,111
Shin-Etsu Chemical Co. Ltd.	2,200	102,166
Symrise AG	14,451	135,072
Valspar Corp.	2,180	37,823

		$2,076,834

Specialty Stores – 2.2%
Abercrombie & Fitch Co., “A”	15,350	$273,997

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Amazon.com, Inc. (a)	360	21,175
AnnTaylor Stores Corp. (a)	4,160	20,467
Best Buy Co., Inc.	1,000	28,020
Citi Trends, Inc. (a)	6,460	61,564
Ctrip.com International Ltd., ADR	2,070	43,449
Dick’s Sporting Goods, Inc. (a)	13,200	145,332
Dufry South America Ltd., BDR	2,820	19,254
Esprit Holdings Ltd.	41,300	220,284
hhgregg, Inc. (a)	2,190	17,739
Industria de Diseno Textile S.A.	7,550	288,851
J. Crew Group, Inc. (a)	3,200	32,000
Kingfisher PLC	43,660	88,011
Lowe’s Cos., Inc.	7,600	138,852
Lumber Liquidators, Inc. (a)	5,100	45,237
Monro Muffler Brake, Inc.	1,490	36,162
NEXT PLC	1,530	26,097
Nordstrom, Inc.	12,520	158,879
O’Reilly Automotive, Inc. (a)	15,360	446,515
PetSmart, Inc.	17,970	337,297
Praktiker Bau-und Heimwerkermaerkte Holding AG	2,610	19,550
Ross Stores, Inc.	1,560	45,895
Staples, Inc.	28,750	458,275
Tiffany & Co.	11,350	235,513
Urban Outfitters, Inc. (a)	3,644	56,774
Zumiez, Inc. (a)	13,230	94,595

		$3,359,784

Telecommunications - Wireless – 1.4%
America Movil S.A.B. de C.V., “L”, ADR	12,510	$356,660
Cellcom Israel Ltd.	4,160	88,109
KDDI Corp.	57	356,173
MetroPCS Communications, Inc. (a)	6,010	81,676
MTN Group Ltd.	7,830	75,174
Rogers Communications, Inc., “B”	7,050	198,809
Rogers Communications, Inc., “B”	3,530	99,405
SmarTone Telecommunications Holdings Ltd.	34,500	26,388
Vodafone Group PLC	442,070	830,920

		$2,113,314

Telephone Services – 2.0%
American Tower Corp., “A” (a)	3,980	$120,753
AT&T, Inc.	37,960	934,575
BCE, Inc.	3,040	62,250
China Unicom Ltd.	108,000	99,858
Embarq Corp.	5,550	198,246
Qwest Communications International, Inc.	16,630	53,549
Royal KPN N.V.	19,812	265,088
Telefonica S.A.	33,260	593,224
Telekom Austria AG	7,418	104,478
Telenor A.S.A. (a)	15,029	98,415
Verizon Communications, Inc.	18,600	555,582
Virgin Media, Inc.	2,600	11,804

		$3,097,822

Tobacco – 1.4%
Altria Group, Inc.	16,127	$266,741
Japan Tobacco, Inc.	85	242,878
Lorillard, Inc.	7,009	416,755

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Tobacco – continued
Philip Morris International, Inc.			28,065	1,042,615
Swedish Match AB			12,499	169,203

				$2,138,192

Trucking – 0.9%
FedEx Corp.			4,710	$239,927
J.B. Hunt Transport Services, Inc.			11,810	263,009
Landstar System, Inc.			5,020	180,067
Old Dominion Freight Lines, Inc. (a)			2,330	58,436
TNT N.V.			15,506	271,105
United Parcel Service, Inc., “B”			2,130	90,504
Yamato Holdings Co. Ltd.			35,000	355,246

				$1,458,294

Utilities - Electric Power – 2.6%
AES Corp. (a)			2,650	$20,961
Allegheny Energy, Inc.			12,250	407,190
American Electric Power Co., Inc.			14,140	443,289
CEZ AS			2,450	84,782
CMS Energy Corp.			20,800	244,400
Consolidated Edison, Inc.			640	26,080
Dominion Resources, Inc.			4,450	156,551
DPL, Inc.			2,326	50,125
E.ON AG			18,177	587,431
Edison International			5,310	172,947
Entergy Corp.			1,010	77,124
FirstEnergy Corp.			2,715	135,723
FPL Group, Inc.			3,880	200,014
Northeast Utilities			6,100	145,180
NRG Energy, Inc. (a)			12,951	302,535
PG&E Corp.			6,880	266,050
PPL Corp.			12,180	373,439
Progress Energy, Inc.			1,290	49,949
Public Service Enterprise Group, Inc.			7,770	245,299
Wisconsin Energy Corp.			650	28,977
Xcel Energy, Inc.			3,850	71,071

				$4,089,117

Total Common Stocks				$125,153,423

	Strike Price	First Exercise
Warrants – 0.2%
Other Banks & Diversified Financials – 0.1%
Merrill Lynch International & Co. (Housing Development - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)			4,814	$150,068

Utilities - Electric Power – 0.1%
Merrill Lynch International & Co. (NTPC Ltd. - Zero Strike Warrant (1 share for 1 warrant) (a)(n)			25,400	$97,697

Total Warrants				$247,765

Issuer			Shares/Par	Value ($)
Money Market Funds (v) – 7.1%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value			11,111,723	$11,111,723

Issuer/Expiration Date/Strike Price			Number of Contracts	Value ($)
Call Options Purchased – 0.0%
General Electric Co. - February 2009 @ $14			110	$2,310

Total Investments				$136,515,221

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Securities Sold Short – 0.0%
General Merchandise – 0.0%
Costco Wholesale Corp.	(850)	$(38,276)

Other Assets, Less Liabilities – 12.4%		19,393,104

Net Assets – 100.0%		$155,870,049

(a)	Non-income producing security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $247,765, representing 0.2% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At January 31, 2009, the value of securities pledged amounted to $169,985.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$124,872,372	$11,642,849	$—	$136,515,221
Short Sales	$(38,276)	$—	$—	$(38,276)
Other Financial Instruments	$(613,991)	$(22,897,428)	$—	$(23,511,419)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$181,693,178

Gross unrealized appreciation	$2,100,296
Gross unrealized depreciation	(47,278,253)

Net unrealized appreciation (depreciation)	$(45,177,957)

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/09 - continued

(3) Derivative Contracts at 1/31/09

Forward Foreign Currency Exchange Contracts at 1/31/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	6,735,000	2/25/09	$4,378,558	$4,272,998	$105,560
BUY	EUR	5,215,000	2/25/09	6,623,752	6,675,373	51,621
SELL	GBP	6,010,000	4/21/09	8,727,902	8,703,341	24,561
SELL	NZD	3,810,000	4/21/09	2,073,276	1,924,037	149,239
SELL	SGD	1,325,000	4/21/09	890,837	877,525	13,312

						$344,293

Depreciation
BUY	AUD	3,135,000	3/18/09	$2,051,074	$1,986,273	$(64,801)
SELL	BRL	1,560,000	3/18/09	625,251	663,427	(38,176)
SELL	CAD	1,890,000	3/18/09	1,509,874	1,540,962	(31,088)
BUY	CHF	11,365,000	4/21/09	10,202,799	9,809,592	(393,207)
SELL	CHF	11,950,000	2/25/09 - 3/18/09	10,007,954	10,306,542	(298,588)
BUY	EUR	7,910,000	2/25/09 - 4/21/09	10,231,298	10,124,357	(106,941)
SELL	EUR	38,850,000	2/25/09	48,989,073	49,729,295	(740,222)
SELL	HKD	3,665,000	4/21/09	472,715	472,785	(70)
SELL	JPY	1,025,500,000	2/25/09 - 3/18/09	10,842,293	11,421,213	(578,920)
BUY	KRW	2,484,000,000	3/18/09	1,853,731	1,801,104	(52,627)
BUY	MYR	12,538,000	3/18/09	3,509,587	3,470,448	(39,139)
BUY	NZD	3,810,000	2/25/09	2,087,880	1,930,997	(156,883)
BUY	SEK	114,390,000	3/18/09	14,169,805	13,665,203	(504,602)
BUY	TWD	173,300,000	3/18/09	5,222,239	5,131,774	(90,465)

						$(3,095,729)

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/09 - continued

Futures contracts outstanding at 1/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
AEX 25 Index (Long)	EUR	258	$16,371,809	Feb-09	$(592,637)
Australian Bond 10 yr (Long)	AUD	167	12,256,294	Mar-09	240,834
Australian SPI 200 (Short)	AUD	161	8,628,940	Mar-09	316,038
CAC 40 Index (Long)	EUR	3	114,103	Feb-09	(7,367)
Canadian Bond 10 yr (Short)	CAD	112	11,327,413	Mar-09	(417,838)
Canadian S&P/TSX 60 Index Fund (Short)	CAD	194	16,513,533	Mar-09	(301,450)
DAX Index (Short)	EUR	29	4,029,242	Mar-09	295,910
DJ Euro Stoxx 50 (Short)	EUR	88	2,511,530	Mar-09	212,461
E-mini S&P MidCap 400 (Short)	USD	248	12,333,040	Mar-09	147,495
FTSE 100 Index (Long)	GBP	306	18,199,401	Mar-09	(652,500)
FTSE/JSE Top 40 Index (Short)	ZAR	149	2,714,771	Mar-09	153,415
Hang Seng Index (Short)	HKD	43	3,570,851	Feb-09	(17,698)
IBEX 35 (Long)	EUR	12	1,294,945	Feb-09	(48,925)
MSCI Singapore Free Index (Short)	SGD	82	2,268,027	Feb-09	(523)
MSCI Taiwan Index (Long)	USD	169	2,691,411	Feb-09	(74,335)
Nikkei 225 Index (Long)	JPY	97	8,318,012	Mar-09	(796,838)
OMX Index (Short)	SEK	429	3,147,342	Feb-09	22,518
Russell 2000 Index (Short)	USD	262	11,596,120	Mar-09	138,074
S&P 500 Future (Short)	USD	31	6,374,375	Mar-09	421,970
S&P/MIB Index (Long)	EUR	54	6,202,693	Mar-09	(454,639)
Topix Index (Short)	JPY	104	8,873,353	Mar-09	647,102
U.S. Treasury Note 10 yr (Short)	USD	55	6,746,953	Mar-09	154,942

					$(613,991)

As of January 31, 2009 the fund segregated $19,988,615 as cash collateral for open futures contracts.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/09 - continued

Swap Agreements at 1/31/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
9/3/18	CHF	3,500,000	(a) JPMorgan Chase Bank	6-Month LIBOR	3.25% (fixed rate)	$(212,968)
9/26/18	GBP	12,500,000	Citibank	6-Month LIBOR	5.15% (fixed rate)	(1,973,486)
9/30/18	USD	6,000,000	Merrill Lynch Capital Services	3-Month LIBOR	4.52% (fixed rate)	(940,535)
9/28/18	EUR	13,000,000	JPMorgan Chase Bank	4.808% (fixed rate)	6-Month LIBOR	1,391,170
10/01/18	JPY	1,900,000,000	JPMorgan Chase Bank	6-Month LIBOR	1.7225% (fixed rate)	(1,006,293)
10/25/37	JPY	245,000,000	(b) Morgan Stanley Capital Services, Inc.	6-Month LIBOR	2.46% (fixed rate)	(542,538)
10/26/37	GBP	3,500,000	(c) Citibank	6-Month LIBOR	4.75% (fixed rate)	(876,915)
10/25/37	GBP	3,500,000	(d) Citibank	3.50% (fixed rate)	UK Retail Price Index	(408,308)
10/25/37	GBP	1,000,000	(e) JPMorgan Chase Bank	3.50% (fixed rate)	UK Retail Price Index	(89,522)
10/25/37	GBP	750,000	(f) Merrill Lynch Capital Services	3.50% (fixed rate)	UK Retail Price Index	(67,142)
10/25/37	GBP	1,000,000	(g) Morgan Stanley Capital Services, Inc.	6-Month LIBOR	4.75% (fixed rate)	(246,227)
4/01/38	GBP	4,000,000	(h) Merrill Lynch Capital Services	6-Month LIBOR	4.6875% (fixed rate)	(942,525)
4/05/38	JPY	185,000,000	(i) JPMorgan Chase Bank	6-Month LIBOR	2.31875% (fixed rate)	(347,085)
8/05/38	GBP	3,000,000	(j) Deutsche Bank	3.875% (fixed rate)	UK Retail Price Index	306,397
1/15/39	GBP	3,900,000	Merrill Lynch Capital Services	6-Month LIBOR	3.575% (fixed rate)	99,074
1/17/39	GBP	2,400,000	Merrill Lynch Capital Services	3.51% (fixed rate)	UK Retail Price Index	(203,167)

						$(6,060,070)

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/09 - continued

Swap Agreements at 1/31/09 - continued

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/12	USD	3,395,000	(k) Merrill Lynch International	3.75% (fixed rate)	(1)	$(775,405)
12/20/12	USD	3,880,000	(l) JPMorgan Chase Bank	3.75% (fixed rate)	(1)	(886,985)
6/20/13	EUR	19,500,000	(m) JPMorgan Chase Bank	6.50% (fixed rate)	(2)	(3,497,879)
6/20/13	USD	16,104,000	(n) JPMorgan Chase Bank	1.55% (fixed rate)	(3)	(342,902)
6/20/13	USD	3,217,500	(o) Morgan Stanley Capital Services, Inc.	5.00% (fixed rate)	(4)	(702,323)
6/20/13	USD	3,465,000	(p) Merrill Lynch International	5.00% (fixed rate)	(4)	(757,310)
6/20/13	USD	15,840,000	(q) JPMorgan Chase Bank	5.00% (fixed rate)	(4)	(3,457,588)
12/20/13	USD	12,870,000	(r) JPMorgan Chase Bank	5.00% (fixed rate)	(5)	(3,263,732)
12/20/13	EUR	2,000,000	(s) JPMorgan Chase Bank	5.60% (fixed rate)	(6)	(401,798)

						$(14,085,922)

As of January 31, 2009 the fund segregated $19,557,675 as cash collateral for open swap contracts.

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.9 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the ITRAXX EUR XOVER9 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.

(3)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.10 Index, a BBB rated credit default index. The fund entered into the contract to manage market/sector exposure.

(4)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.10 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.

(5)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.11 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.

(6)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the ITRAXX EUR XOVER 10 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $3,784.

(b)	Net unamortized premiums paid by the fund amounted to $1,945.

(c)	Net unamortized premiums paid by the fund amounted to $3,108.

(d)	Net unamortized premiums received by the fund amounted to $130,150.

(e)	Net unamortized premiums received by the fund amounted to $106,580.

(f)	Net unamortized premiums received by the fund amounted to $95,454.

(g)	Net unamortized premiums received by the fund amounted to $10,616.

(h)	Net unamortized premiums received by the fund amounted to $275,291.

(i)	Net unamortized premiums received by the fund amounted to $3,941.

(j)	Net unamortized premiums received by the fund amounted to $105,014.

(k)	Net unamortized premiums received by the fund amounted to $120,610.

(l)	Net unamortized premiums received by the fund amounted to $327,268.

(m)	Net unamortized premiums paid by the fund amounted to $1,165,507.

(n)	Net unamortized premiums paid by the fund amounted to $115,620.

(o)	Net unamortized premiums received by the fund amounted to $128,183.

(p)	Net unamortized premiums recieved by the fund amounted to $64,257.

(q)	Net unamortized premiums received by the fund amounted to $1,067,266.

(r)	Net unamortized premiums received by the fund amounted to $2,132,488.

(s)	Net unamortized premiums recieved by the fund amounted to $45,578.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/09 - continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

In a credit default swap, credit events, although contract specific, generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Obligation acceleration, obligation default, or repudiation/moratorium are generally applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. In the event that a defined credit event occurs, the protection buyer, under the terms of the swap contract, designates which security will be delivered to satisfy the reference obligation. Upon designation of the reference security (or upon delivery of the reference security in the case of physical settlement), the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. Absent any recoveries under recourse or collateral provisions, the maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s reference obligation.

At January 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended January 31, 2009, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,782,337	79,111,955	(74,782,569)	11,111,723

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$13,933	$11,111,723

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 18, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2009

*	Print name and title of each signing officer under his or her signature.